AB Tax-Aware Real Return Income Shares

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 86.9%
Long-Term Municipal Bonds – 86.9%
Alabama – 3.5%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	$580	$667,957

Alaska – 2.7%
Alaska Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation Obligated Group) 4.00%, 04/01/2033	445	520,290

Arizona – 4.2%
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Lease) Series 2019A 5.00%, 07/01/2034	390	464,693
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2019B 5.00%, 07/01/2033	275	342,691

		807,384

Colorado – 3.6%
Weld County School District No. RE-2 Eaton 5.00%, 12/01/2026-12/01/2027	530	689,847

Connecticut – 11.0%
City of New Haven CT Series 2017A 5.25%, 08/01/2026	70	82,410
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020A 5.00%, 07/01/2034	515	653,489
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2019U 2.00%, 07/01/2033	1,055	1,082,345
State of Connecticut Series 2020A 5.00%, 01/15/2031	215	285,778

		2,104,022

Delaware – 4.6%
State of Delaware 3.00%, 03/01/2028	850	887,680

District of Columbia – 3.4%
District of Columbia (District of Columbia Fed Hwy Grant) 5.00%, 12/01/2031	490	658,913

Florida – 0.6%
Greater Orlando Aviation Authority Series 2019A 5.00%, 10/01/2027	95	120,077

	Principal Amount (000)	U.S. $ Value

Illinois – 6.8%
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2032	$100	$116,586
Sales Tax Securitization Corp. Series 2020A 5.00%, 01/01/2026	270	315,684
State of Illinois Series 2017D 5.00%, 11/01/2027	175	201,235
Series 2018A 5.00%, 10/01/2025	295	331,987
Series 2019A 5.00%, 11/01/2025	290	326,766

		1,292,258

Kentucky – 7.6%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2027	100	117,590
Kentucky Public Energy Authority (Morgan Stanley) Series 2019C 4.00%, 02/01/2050	570	674,703
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020A 4.00%, 10/01/2040	575	655,552

		1,447,845

Louisiana – 0.6%
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	100	109,832

Michigan – 1.7%
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015F 4.50%, 10/01/2029	100	105,655
Michigan State University Series 2019C 5.00%, 08/15/2032	160	211,483

		317,138

Missouri – 1.2%
Missouri Highway & Transportation Commission Series 2019B 5.00%, 11/01/2021	225	238,795

New Jersey – 2.1%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 12/15/2031	330	400,963

	Principal Amount (000)	U.S. $ Value

New York – 7.2%
Metropolitan Transportation Authority Series 2012C 5.00%, 11/15/2030	$260	$271,380
Series 2012F 5.00%, 11/15/2030	265	276,599
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2019B 5.00%, 11/01/2035	200	263,202
New York Liberty Development Corp. (One Bryant Park LLC) 2.80%, 09/15/2069	210	206,134
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013E 5.00%, 03/15/2021	355	365,515

		1,382,830

North Carolina – 2.2%
Raleigh Durham Airport Authority Series 2020A 5.00%, 05/01/2027	340	421,957

Ohio – 6.8%
Buckeye Tobacco Settlement Financing Authority Series 2020A 5.00%, 06/01/2033-06/01/2035	495	645,487
State of Ohio (State of Ohio Department of Transportation) Series 20192 5.00%, 12/15/2024	545	652,796

		1,298,283

Pennsylvania – 9.2%
City of Philadelphia PA Series 2019B 5.00%, 02/01/2030	155	206,683
Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2025	120	143,557
Lower Merion School District Series 2019B 5.00%, 04/01/2023	710	801,526
Pennsylvania Turnpike Commission 5.00%, 12/01/2021	575	608,730

		1,760,496

Texas – 1.1%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	100	102,791
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 3.625%, 01/01/2035(a)	100	99,497

		202,288

	Principal Amount (000)	U.S. $ Value

Virginia – 1.2%
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019 5.00%, 02/01/2026	$190	$237,658

Washington – 1.0%
City of Seattle WA Municipal Light & Power Revenue 5.00%, 09/01/2023	165	189,446

West Virginia – 3.5%
State of West Virginia Series 2019A 5.00%, 06/01/2027	515	669,665

Wisconsin – 1.1%
UMA Education, Inc. 5.00%, 10/01/2034(a)	50	53,879
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2030(a)	140	154,353

		208,232

Total Municipal Obligations (cost $16,349,595)		16,633,856

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
Non-Agency Fixed Rate – 0.6%
Federal Home Loan Mortgage Corp. 2.65%, 06/15/2036(a) (cost $101,691)	99	112,215

	Shares

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(b) (c) (d) (cost $131,774)	131,774	131,774

Total Investments – 88.2% (cost $16,583,060)(e)		16,877,845
Other assets less liabilities – 11.8%		2,255,471

Net Assets – 100.0%		$19,133,316

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,600	12/24/2029	1.978%	CPI#	Maturity	$(112,292)	$—	$(112,292)
USD	2,500	12/24/2024	1.846%	CPI#	Maturity	(66,790)	—	(66,790)
USD	4,000	12/24/2021	1.753%	CPI#	Maturity	(75,704)	—	(75,704)
USD	2,000	02/10/2027	1.755%	CPI#	Maturity	(44,505)	—	(44,505)
USD	3,000	02/10/2023	1.558%	CPI#	Maturity	(49,311)	—	(49,311)
USD	1,000	02/10/2035	1.914%	CPI#	Maturity	(45,496)	—	(45,496)

						$(394,098)	$—	$(394,098)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,800	11/25/2021	1.585%	3 Month LIBOR	Semi-Annual/ Quarterly	$(118,448)	$—	$(118,448)
USD	5,300	01/23/2023	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	(198,212)	—	(198,212)
USD	14,400	11/29/2024	1.538%	3 Month LIBOR	Semi-Annual/ Quarterly	(847,457)	—	(847,457)
USD	4,700	11/25/2026	1.581%	3 Month LIBOR	Semi-Annual/ Quarterly	(378,771)	—	(378,771)
USD	3,500	01/23/2031	1.890%	3 Month LIBOR	Semi-Annual/ Quarterly	(488,663)	—	(488,663)

						$(2,031,551)	$—	$(2,031,551)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	3 Month LIBOR Plus 0.25%	Maturity	USD	8,814	12/23/2020	$430,033
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	3 Month LIBOR Plus 0.25%	Maturity	USD	14,428	12/29/2020	706,014
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	3 Month LIBOR Plus 0.25%	Maturity	USD	8,878	01/23/2021	413,009

						$1,549,056

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $529,776 or 2.8% of net assets.

(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,938,527 and gross unrealized depreciation of investments was $(2,520,335), resulting in net unrealized depreciation of $(581,808).

As of July 31, 2020, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.0% and 0.0%, respectively.

Glossary:

LIBOR – London Interbank Offered Rate

AB Tax-Aware Real Return Income Shares

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates,
•	prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair
•	value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$16,633,856	$—	$16,633,856
Collateralized Mortgage Obligations	—	112,215	—	112,215
Short-Term Investments	131,774	—	—	131,774

Total Investments in Securities	131,774	16,746,071	—	16,877,845
Other Financial Instruments(a):
Assets:
Total Return Swaps	—	1,549,056	—	1,549,056
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(394,098)	—	(394,098)
Centrally Cleared Interest Rate Swaps	—	(2,031,551)	—	(2,031,551)

Total	$131,774	$15,869,478	$—	$16,001,252

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2020 is as follows:

Fund	Market Value 04/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$789	$2,026	$2,683	$132	$0	*

*	Amount less than $500.